Deposits - Schedule of Interest Expenses on Deposits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Banking And Thrift [Abstract]
Demand	$ 80	$ 111	$ 195
Savings and club	418	324	518
Certificates of deposits	7,204	9,042	11,932
Interest Expense, Deposits, Total	$ 7,702	$ 9,477	$ 12,645